CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Apr. 30, 2022	Oct. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 29,015,368	$ 30,024,372
Restricted cash	795,044	819,269
Accounts receivable	97,404	320,848
Note receivable	7,500,000	0
Interest receivable	186,986	0
Due from related party	2,485	0
Other current assets	245,007	465,650
Total Current Assets	37,842,294	31,630,139
NON-CURRENT ASSETS:
Note receivable	0	7,500,000
Interest receivable	0	113,014
Property and equipment, net	10,825	11,265
Intangible assets, net	133,404	147,538
Right-of-use assets, operating leases, net	486,854	760,229
Other non-current assets	90,807	188,281
Total Non-current Assets	721,890	8,720,327
Total Assets	38,564,184	40,350,466
CURRENT LIABILITIES:
Taxes payable	499,094	493,196
Salary payable	207,301	103,168
Accrued liabilities and other payables	275,600	95,664
Due to related party	0	2,564
Operating lease liabilities	343,547	423,124
Total Current Liabilities	1,325,542	1,117,716
NON-CURRENT LIABILITIES:
Operating lease liabilities - noncurrent portion	106,551	237,848
Total Non-current Liabilities	106,551	237,848
Total Liabilities	1,432,093	1,355,564
TIAN RUIXIANG Holdings Ltd Shareholders' Equity:
Additional paid-in capital	42,363,453	39,776,761
Less: ordinary stock held in treasury, at cost; 450,000 and 0 shares at April 30, 2022 and October 31, 2021 respectively	0	0
Accumulated deficit	(4,593,767)	(1,090,060)
Statutory reserve	199,653	199,653
Accumulated other comprehensive (loss) income	(851,189)	96,709
Total TIAN RUIXIANG Holdings Ltd shareholders'equity	37,131,636	38,994,413
Non-controlling interest	455	489
Total Equity	37,132,091	38,994,902
Total Liabilities and Equity	38,564,184	40,350,466
Class A ordinary shares
TIAN RUIXIANG Holdings Ltd Shareholders' Equity:
Ordinary shares	12,236	10,100
Class B ordinary shares
TIAN RUIXIANG Holdings Ltd Shareholders' Equity:
Ordinary shares	$ 1,250	$ 1,250